Summary of significant accounting policies - Lease adoption (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Initial application
Finance lease liability recognized as at December 31, 2018				€ (105)
Lease liabilities	€ 3,610
Right-of-use assets.	3,984
Depreciation expense	765
interest expense	€ 190	€ 69	€ 45
IFRS 16
Initial application
Operating lease commitment at December 31, 2018, as disclosed in the Group's consolidated financial statements		2,584
Discounted using the incremental borrowing rate at January 1, 2019				2,021
Finance lease liability recognized as at December 31, 2018		€ 105
Recognition exemption for leases with less than 12 months of lease term at transition				(84)
Extension options reasonably certain to be exercised				1,532
Lease liabilities				3,574
Right-of-use assets.				€ 3,501